VictoryShares WestEnd Global Equity ETF Expense Example - VictoryShares WestEnd Global Equity ETF - VictoryShares WestEnd Global Equity ETF	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	267
Expense Example, with Redemption, 5 Years	474
Expense Example, with Redemption, 10 Years	$ 1,071